RISK MANAGEMENT - Financial assets classified in Stage 3 (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Financial assets	$ 25,674,195	$ 27,940,140
Non-current assets held for sale	1,361,465	889,752
Stage Three
RISK MANAGEMENT
Financial assets	1,031,773	1,006,275
Fair Value of Collateral	2,771,142	2,676,846
Commercial | Stage Three
RISK MANAGEMENT
Financial assets	425,479	335,669
Fair Value of Collateral	1,176,130	1,185,888
Consumer
RISK MANAGEMENT
Financial assets	54,592,000
Mortgage
RISK MANAGEMENT
Financial assets	36,250,000
Mortgage | Stage Three
RISK MANAGEMENT
Financial assets	289,618	268,002
Fair Value of Collateral	331,738	406,990
Small Business
RISK MANAGEMENT
Financial assets	1,145,000
Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	316,676	402,604
Fair Value of Collateral	1,263,274	1,083,968
Mortgage and Commercial Business | Stage Three
RISK MANAGEMENT
Financial assets		206,871	$ 204,268
Gross carrying amount | Stage Three
RISK MANAGEMENT
Financial assets	1,783,801	1,673,803
Gross carrying amount | Commercial | Stage Three
RISK MANAGEMENT
Financial assets	700,120	653,619
Gross carrying amount | Mortgage | Stage Three
RISK MANAGEMENT
Financial assets	383,878	350,380
Gross carrying amount | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	699,803	669,804
Allowance | Stage Three
RISK MANAGEMENT
Financial assets	(752,028)	(667,528)
Allowance | Commercial | Stage Three
RISK MANAGEMENT
Financial assets	(274,641)	(317,950)
Allowance | Mortgage | Stage Three
RISK MANAGEMENT
Financial assets	(94,260)	(82,378)
Allowance | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	$ (383,127)	$ (267,200)